Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment and corporate information
Revenue	€ 4,557,345	€ 4,345,032	€ 9,045,141	€ 8,477,589
Operating income	655,924	521,257	1,211,054	1,057,807
Interest	(91,940)	(114,355)	(196,159)	(222,203)
Income before income taxes	563,984	406,902	1,014,895	835,604
Depreciation and amortization	(404,873)	(387,001)	(804,547)	(749,377)
Impairment loss	(5,408)		(6,421)
Income (loss) from equity method investees	3,905	22,481	24,314	42,514
Total assets	34,189,853	31,956,001	34,189,853	31,956,001	€ 32,934,735
thereof investments in equity method investees	686,025	654,122	686,025	654,122	€ 696,872
Additions to non-current assets	510,097	467,207	1,053,378	804,484
Revenue from contracts with customers
Segment and corporate information
Revenue	4,449,955	4,255,942	8,835,889	8,294,326
Other revenue
Segment and corporate information
Revenue	107,390	89,090	209,252	183,263
Segment Total
Segment and corporate information
Revenue	4,546,630	4,339,640	9,022,461	8,468,029
Operating income	761,268	600,513	1,409,399	1,216,780
Depreciation and amortization	(341,876)	(327,320)	(679,151)	(633,992)
Impairment loss	(5,374)		(6,387)
Income (loss) from equity method investees	4,084	22,481	24,493	42,514
Total assets	30,473,745	29,236,037	30,473,745	29,236,037
thereof investments in equity method investees	686,025	654,122	686,025	654,122
Additions to non-current assets	361,658	387,129	829,154	650,919
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue	4,439,240	4,250,550	8,813,209	8,284,766
Segment Total | Other revenue
Segment and corporate information
Revenue	107,390	89,090	209,252	183,263
North America Segment
Segment and corporate information
Revenue	3,239,789	3,061,094	6,426,012	5,947,870
Operating income	609,414	428,880	1,072,825	801,274
Depreciation and amortization	(257,538)	(249,451)	(514,167)	(478,186)
Impairment loss	395		(604)
Income (loss) from equity method investees	29,464	24,467	50,514	45,829
Total assets	22,912,147	21,436,560	22,912,147	21,436,560
thereof investments in equity method investees	376,697	357,756	376,697	357,756
Additions to non-current assets	246,740	302,901	606,606	491,051
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	3,155,924	3,000,624	6,258,201	5,826,836
North America Segment | Other revenue
Segment and corporate information
Revenue	83,865	60,470	167,811	121,034
EMEA Segment
Segment and corporate information
Revenue	687,076	648,180	1,365,822	1,300,793
Operating income	77,622	96,389	178,676	234,165
Depreciation and amortization	(48,776)	(47,372)	(94,751)	(94,345)
Impairment loss	(5,769)		(5,783)
Income (loss) from equity method investees	(22,893)	(3,204)	(24,555)	(4,521)
Total assets	3,891,296	4,240,496	3,891,296	4,240,496
thereof investments in equity method investees	183,193	174,557	183,193	174,557
Additions to non-current assets	74,403	38,030	119,576	85,144
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	679,363	639,324	1,351,857	1,275,124
EMEA Segment | Other revenue
Segment and corporate information
Revenue	7,713	8,856	13,965	25,669
Asia-Pacific Segment
Segment and corporate information
Revenue	450,212	457,998	893,106	885,572
Operating income	63,311	69,357	140,120	164,059
Depreciation and amortization	(27,028)	(22,829)	(52,987)	(45,430)
Income (loss) from equity method investees	(2,385)	856	(1,435)	562
Total assets	2,767,942	2,688,054	2,767,942	2,688,054
thereof investments in equity method investees	100,120	97,487	100,120	97,487
Additions to non-current assets	26,983	32,175	72,273	45,918
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	435,351	439,091	867,287	850,694
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	14,861	18,907	25,819	34,878
Latin America Segment
Segment and corporate information
Revenue	169,553	172,368	337,521	333,794
Operating income	10,921	5,887	17,778	17,282
Depreciation and amortization	(8,534)	(7,668)	(17,246)	(16,031)
Income (loss) from equity method investees	(102)	362	(31)	644
Total assets	902,360	870,927	902,360	870,927
thereof investments in equity method investees	26,015	24,322	26,015	24,322
Additions to non-current assets	13,532	14,023	30,699	28,806
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	168,602	171,511	335,864	332,112
Latin America Segment | Other revenue
Segment and corporate information
Revenue	951	857	1,657	1,682
Corporate
Segment and corporate information
Revenue	10,715	5,392	22,680	9,560
Operating income	(105,344)	(79,256)	(198,345)	(158,973)
Depreciation and amortization	(62,997)	(59,681)	(125,396)	(115,385)
Impairment loss	(34)		(34)
Income (loss) from equity method investees	(179)		(179)
Total assets	3,716,108	2,719,964	3,716,108	2,719,964
Additions to non-current assets	148,439	80,078	224,224	153,565
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue	10,715	5,392	22,680	9,560
Operating Segments | Segment Total
Segment and corporate information
Revenue	4,554,835	4,340,277	9,039,279	8,469,542
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,246,637	3,061,493	6,440,035	5,948,845
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	688,340	648,179	1,368,399	1,300,793
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	450,236	458,220	893,134	886,028
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	169,622	172,385	337,711	333,876
Operating Segments | Corporate
Segment and corporate information
Revenue	2,510	4,755	5,862	8,047
Inter-segment | Segment Total
Segment and corporate information
Revenue	(8,205)	(637)	(16,818)	(1,513)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(6,848)	(399)	(14,023)	(975)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue	(1,264)	1	(2,577)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(24)	(222)	(28)	(456)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(69)	(17)	(190)	(82)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 8,205	€ 637	€ 16,818	€ 1,513